Jensen Quality Value Fund
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.47%
Air Freight & Logistics - 3.97%
Expeditors International of Washington, Inc.	42,580	$3,910,547

Building Products - 3.02%
Lennox International, Inc.	10,610	2,968,360

Capital Markets - 1.78%
FactSet Research Systems, Inc.	5,760	1,750,522

Chemicals - 1.45%
Scotts Miracle-Gro Co.	6,710	1,430,237

Commercial Services & Supplies - 5.51%
Copart, Inc. (a)	32,940	3,595,730
Herman Miller, Inc.	47,640	1,827,232
		5,422,962
Communications Equipment - 2.53%
F5 Networks, Inc. (a)	13,100	2,488,738

Containers & Packaging - 3.98%
Crown Holdings, Inc. (a)	40,960	3,914,137

Distributors - 4.11%
Genuine Parts Co.	38,400	4,045,440

Electronic Equipment, Instruments & Components - 0.35%
Amphenol Corp. - Class A	2,770	348,134

Food & Staples Retailing - 2.65%
Kroger Co.	80,940	2,607,077

Food Products - 6.61%
Campbell Soup Co.	44,990	2,046,145
General Mills, Inc.	46,420	2,553,565
Kellogg Co.	32,970	1,902,699
		6,502,409
Health Care Equipment & Supplies - 4.07%
Hill-Rom Holdings, Inc.	37,550	4,005,459

Health Care Providers & Services - 8.40%
Encompass Health Corp.	50,790	4,085,548
Laboratory Corporation of America Holdings (a)	17,440	4,184,030
		8,269,578
Household Products - 1.98%
Church & Dwight Co, Inc.	24,760	1,949,850

IT Services - 8.56%
Broadridge Financial Solutions, Inc.	28,290	4,031,042
MAXIMUS, Inc.	32,280	2,623,718
Paychex, Inc.	19,490	1,774,954
		8,429,714

Leisure Products - 3.74%
Hasbro, Inc.	39,260	3,679,055

Machinery - 2.35%
Donaldson Co, Inc.	39,220	2,310,450

Media - 0.88%
Omnicom Group, Inc.	12,540	861,874

Professional Services - 4.65%
Equifax, Inc.	23,110	3,741,047
Verisk Analytics, Inc.	5,080	832,358
		4,573,405
Real Estate Management & Development - 3.38%
CBRE Group, Inc. - Class A (a)	43,920	3,327,818

Road & Rail - 3.67%
Landstar System, Inc.	22,590	3,617,563

Semiconductors & Semiconductor Equipment - 5.80%
Microchip Technology, Inc.	23,110	3,527,279
ON Semiconductor Corp. (a)	54,191	2,182,272
		5,709,551
Specialty Retail - 4.88%
Best Buy Company, Inc.	30,480	3,058,668
Tractor Supply Co.	11,000	1,748,560
		4,807,228
Technology Hardware, Storage & Peripherals - 1.11%
NetApp, Inc.	17,400	1,089,240

Textiles, Apparel & Luxury Goods - 4.64%
Carter's, Inc.	22,530	1,880,579
Levi Strauss & Co. - Class A	115,700	2,691,182
		4,571,761
Trading Companies & Distributors - 1.40%
WW Grainger, Inc.	3,700	1,379,027
TOTAL COMMON STOCKS (Cost $77,551,661)		93,970,136

SHORT-TERM INVESTMENTS - 3.50%
First American Treasury Obligations Fund - Class X, 0.030% (b)	3,447,772	3,447,772
TOTAL SHORT-TERM INVESTMENTS (Cost $3,447,772)		3,447,772

Total Investments (Cost $80,999,433) - 98.97%		97,417,908
Other Assets in Excess of Liabilities - 1.03%		1,018,108
TOTAL NET ASSETS - 100.00%		$98,436,016

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2021.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at February 28, 2021

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$93,970,136	$-	$-	$93,970,136
Short-Term Investments	$3,447,772	-	-	3,447,772
Total Investments in Securities	$97,417,908	$-	$-	$97,417,908

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended February 28, 2021 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.